Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Uncertain tax positions and others	$ 8,385	$ 712	$ (189,614)
Foreign tax rate differential	74,664	(58,505)	(10,567)
Withholding tax	0	33,504	0
Unrecognized deferred tax asset	3,355,488	3,231,522
Net loss available to equity shareholder of the Company	250,313	1,347,571	$ 1,371,186
Deferred tax assets	352,770	443,566
Deferred tax liabilities with joint ventrures	0	0
Deferred tax liabilities	2,304	8,422
Current income tax receivable	267	113
Current income tax payable	13,884	30,609
Unused Capital Allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,168,847	1,609,695
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	58,484	58,484
Unused Investment Allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 843,336	843,336
Singapore
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets realized (as a percent)	100.00%
Foreign tax rate differential		63,655
Current income tax payable	$ 9,364	16,282
Uncertain tax provisions	9,159	16,175
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net loss available to equity shareholder of the Company	1,182,005	1,305,372
Trade tax losses	$ 897,586	998,114
Maximum operating loss carryforwards (as a percent)	60.00%
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax payable	$ 2,519	11,836
Uncertain tax provisions	0	9,276
United States | Operating Loss Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	8,065,586	8,095,256
United States | Unused Tax Credits Due to Expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	6,532,886
United States | Unused Research and Development Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	145,683	144,282
CALIFORNIA | Operating Loss Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	853,519	853,519
CALIFORNIA | Unused Research and Development Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	15,412	14,889
Other states | Operating Loss Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	963,307	970,016
NEW YORK | Nonrefundable New York Empire Zone
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	1,115,078	1,115,078
Texas, Minnesota, Vermont, North Carolina, and New Jersey | Operating Loss Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	8,217	8,132
Europe
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax payable	2,001	2,491
Uncertain tax provisions	$ 0	$ 0